Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014 Lease	Dec. 31, 2013	Mar. 31, 2014	Oct. 31, 2013 sqft	Apr. 25, 2014	Feb. 19, 2013	Jul. 25, 2014
Selling, general and administrative expenses	$ 3,243,189	$ 2,769,726	$ 11,126,759	$ 6,464,969
Accrued expenses	1,419,241		975,112	420,363
Annual rental payments	215,087	44,838
Number of real estate leases			9
Number of new retail store			1
Rent expense			307,110	162,498
Payment to patent			12,000
Vendor deposits			319,563	782,363
Mr. Press [Member]
Compensation and accrued vacation	159,810
Minimum [Member]
Initial lease term			1 year
Maximum [Member]
Initial lease term			5 years
Lease Agreement [Member]
Lease agreement term			24 months		24 months
Lease expiration date			Apr. 30, 2013
Lease extended month year			2014-03
Lease renewal options			1 year		1 year
Annual rental payments			144,000		144,000	18,000
Area of square feet						2,200
Kevin Frija [Member]
Base salary							159,000
Selling, general and administrative expenses			167,003
Salary paid			89,925
Accrued expenses			77,028
Employment Agreements [Member] | Mr. Jeffrey Holman [Member]
Base salary								182,000
Employment agreement term								2 years
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member]
Secured promissory note									500,000
Debt interest rate									8.00%
Debt due date									6 months
Interest income relating to loan receivable			17,095
Asset Purchase Agreement [Member] | International Vapor Group, Inc [Member] | January 12, 2015 [Member]
Repayment of debt			50,000
Lease Agreement [Member]
Annual rental payments current		151,200	151,200		151,200
Annual rental payments two		158,760	158,760		158,760
Annual rental payments three		$ 174,636	$ 174,636		$ 174,636